Depreciation, Amortization, and Impairment (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Depreciation and Amortization Expenses

The amounts corresponding to charges to results for depreciation and amortization for the years ended December 31, 2018, 2017 and 2016, are detailed below:

		For the years ended December 31,
		2018	2017	2016
	Notes	MCh$	MCh$	MCh$
Depreciation of property, plant and equipment	13	(20,659)	(19,370)	(13,834)
Amortization of intangible assets	12	(66,158)	(62,475)	(49,858)

Totals		(86,817)	(81,845)	(63,692)

Schedule of Impairment losses

For the years ended December 31, 2018 and 2017, the composition of this item is as follows:

	For the years ended December 31,
	2018	2017	2016
	MCh$	MCh$	MCh$
Impairment of financial investments available-for-sale		—	—
Impairment of financial investments held-to-maturity		—	—
Subtotal financial assets	—	—	—
Impairment of property, plant and equipment (1)	(28)	(27)	(351)
Impairment of goodwill and intangibles	—	—	—
Subtotal Non-financial assets	(28)	(27)	(351)

Totals	(28)	(27)	(351)

(1)

Corresponds to impairment for due to technological obsolescence caused by the current regulations (Decree N°222 of October 30, 2013 of the Ministry of the Interior and Public Security) applied to ATMs, which is in accordance with stipulated by IAS 36 Impairment of assets.

Schedule of CGU Book Value	Book Value of these CGUs is as follows:

CGU	As of December 31,
	2018	2017
	MCh$	MCh$
Chile	2,600,114	2,563,799
Colombia	843,943	864,958

Schedule of Respective Authorizations were Obtained in Brazil, Chile and Colombia, Recording and Allocating Goodwill

The Goodwill generated in the reverse acquisition mentioned in Note 1, section “General information background of Itaú Corpbanca and subsidiaries” was allocated in the following manner to the two identified CGUs[2]:

Goodwill	As of December 31,
	2018	2017
	MCh$	MCh$
Chile	904,868	904,868
Colombia	230,524	221,795

Schedule of Assumptions Used in Calculating the Rrecoverable Amount

The key assumptions used in calculating recoverable amount, defined as those variables to which the calculation is more sensitive, are presented below:

			As of December 31,
			2018		2017
			Chile	Colombia	Chile	Colombia
Perpetuity rate	(	%)	5.20	6.50	5.20	6.50
Projected inflation rate	(	%)	3.00	3.00	2.80 – 3.00	3.00 – 3.40
Discount rate	(	%)	10.59	11.99	10.50	11.50
Loans growth	(	%)	9.65 – 11.10	8.60- 10.40	8.40 – 9.90	6.20 – 13.40
Solvency index limit	(	%)	12.50 – 14.70	11.50 – 4.00	10.00 – 12.00	9.00 – 10.80

Schedule of Impairment Assessment Process

As a result of the impairment testing process described above, management concludes that the recoverable amount of the CGUs exceeds their carrying amount, as shown in the following table:

			As of December 31,
			2018		2017
			Chile	Colombia	Chile	Colombia
Recoverable Amount / Carrying Value	(	%)	113.00	102.90	118.30	102.00

Schedule of Discount Rates and Growth in Perpetuity

The Bank has sensitized discount and growth rates at perpetuity separately for CGU Colombia so that the Recoverable Amount (AR) of CGU Colombia is equal to its Carrying Amount (CA):

			As of December 31,
			2018	2017
Discount rates	(	%)	12.21	11.60
Perpetuity growth rate	(	%)	6.29	6.40

Management has considered and analyzed possible reasonable changes in key assumptions and has not identified other situations in which the Carrying Amount exceeds the Recoverable Amount.

Additionally, the ranges of the discount and growth rates in perpetuity of the CGU Colombia have been sensitized, separately, in both cases of 60 basis points

			As of December 31,
			2018	2017
Discount rates	(	%)	11.99	11.50
Range	(	%)	11.39 – 12.59	10.90 – 12.10
Range (RA/CV)	(	%)	93.01 – 118.21	91.80 – 115.00

Perpetuity growth rate	(	%)	6.50	6.50
Range	(	%)	5.90 – 7.10	5.90 – 7.10
Range (RA/CV)	(	%)	94.72 – 116.05	91.50 – 115.40

Schedule of Cash Flows

The following table shows the effect of considering the flows and the discount rate before taxes.

			As of December 31,
			2018		2017
			Chile	Colombia	Chile	Colombia
Discount rates	(	%)	13.22	18.08	12.78	17.93
Recoverable amount/Carrying value	(	%)	126.50	111.90	150.50	118.06